Income Tax (Details) - Schedule of federal income tax rate	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of derivative warrant liabilities	(16.60%)	(55.50%)
Non-deductible transaction costs	(0.20%)
Stock compensation expense	(4.00%)	1.30%
Change in valuation allowance	(0.20%)	33.20%
Income tax provision	0.00%	0.00%